FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
	December 31,
	2025				2024
	Fair value measurements using input type				Fair value measurements using input type
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash	$109.8	$-	$-	$109.8	$54.5	$-	$-	$54.5
Cash equivalents
Money market funds	1,464.5	-	-	1,464.5	158.1	-	-	158.1
Short term deposits	225.7	-	-	225.7	293.6	-	-	293.6
Short-term bank deposits	525.7	-	-	525.7	134.0	-	-	134.0
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	-	474.3	-	474.3	-	518.4	-	518.4
Debt securities issued by other governments	-	39.3	-	39.3	-	55.4	-	55.4
Corporate debt securities	-	1,482.2	20.2	1,502.4	-	1,549.6	20.2	1,569.8
Foreign currency derivative contracts	-	29.8	-	29.8	-	3.3	-	3.3

Total financial assets	$2,325.7	$2,025.6	$20.2	$4,371.5	$640.2	$2,126.7	$20.2	$2,787.1